PROPERTY & EQUIPMENT	3 Months Ended
Mar. 31, 2016
Property Equipment
Note 5. PROPERTY & EQUIPMENT

Property & equipment consist of the following:

	March 31, 2016	December 31, 2015
Computer and software	$22,455	$20,571
Furniture and fittings	31,009	28,408
Office equipment	44,770	41,014
Renovations and improvements	327,037	298,093
Building	1,180,036	1,081,054
Total	1,605,307	1,469,140
Less: accumulated depreciation	(64,648)	(46,138)
Net	$1,540,659	$1,423,002

The depreciation expense charged to general and administrative expenses were $13,410 and $10,962 for the three months ended March 31, 2016 and 2015, respectively.